Consolidated Statements Of Comprehensive Income (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011
Consolidated Statements Of Comprehensive Income [Abstract]
Net income	$ 1,140	$ 2,080	$ 3,418	$ 2,949	$ 4,335
Other comprehensive income, net of tax:
Unrealized change in investment securities, net of tax effect	13	70	180	122	(40)
Reclassification adjustments for losses (profit) of investment securities, net of tax effect	(2)	(4)		8	46
Total other comprehensive income net of tax	11	66	180	130	6
Total comprehensive income	$ 1,151	$ 2,146	$ 3,598	$ 3,079	$ 4,341